Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

45.  Subsequent Events:

a)    On January 12, 2019, Law 21,130, Modernizing Banking Legislation, was published in the Official Journal. This law introduces modifications, among other matters, to the General Banking Law (“LGB”), Law 21,000 that created the Commission for the Financial Market, the Organic Law of the State Bank of Chile and the Tax Code.

In general terms, the law went to immediate effect, except for those provisions whose effectiveness was deferred in accordance with the provisions of the transitory regulations, among which the following stand out:

i.    Suppression of the Superintendency of Banks and Financial Institutions (“SBIF”) and integration with the Commission for the Financial Market (“CMF”).

ii.    Risk Weighting of Bank Assets.

The new Article 67 LGB provides that it is the CMF's responsibility to determine the risk weighting of the banks' assets, a matter that is now expressly regulated by law. For the purposes of this determination, the CMF must establish standardized methodologies through the issuance of general standards. The Article First Transitory of Law 21.130 stipulates that such standards must be issued and enter into force within 18 months following the date on which the CMF assumes the functions and powers of the SBIF.

As long as the aforementioned standards do not come into effect, the additional capital requirements associated with the market and operational risks established by the permanent rule of Law 21.130 will not apply, and it will also be established that, for purposes of credit risk weighting, the assets of a bank, net of required provisions, will be classified in the categories that are expressed in the aforementioned Article First Transitory.

iii.    Requirement to maintain an additional basic capital equivalent to 2.5% of risk-weighted assets.

A  four-year term is granted, starting from the enactment of the regulations referred to in subparagraph ii) above, for the constitution of the additional basic capital foreseen in the new article 66 bis LGB, which will require an incremental capital requirements of 0.625% of a financial institution’s risk-weighted assets, net of required provisions, for each year as of the enactment of the aforementioned regulations.

iv.    Additional Basic Capital of countercyclical Character.

Within an 18 month term, counted from the moment the CMF assumes the functions and powers of the SBIF, for the CMF to issue and enforcement the standards regarding the necessary conditions for the implementation and supervision of the requirement of the countercyclical additional basic capital, determined by the Central Bank in accordance with the new Article 66 ter LGB. Likewise, as of the validity of said standards, the CMF may demand the basic capital referred to in article 66 ter up to 0.625% of risk-weighted assets, net of required provisions, increasing said limit by the same percentage every year, until the limit of 2.5% is reached in the fourth year of entry into force of the respective regulations.

v.    Additional capital requirements, technical reserve or interbank lending margin for qualified banks of systemic importance.

Within an 18 month term, counted from the moment the CMF assumes the functions and powers of the SBIF, said Commission shall issue and enforcement the standards related to the factors and methodologies according to which a bank or group of banks can be qualified for its systemic importance, being able to impose some of the requirements foreseen in the new article 66 quarter LGB.

A special rule is also established for: 1) those banks that at the time of the publication of Law 21,130 were subject to additional effective capital requirements pursuant to the provisions of article 35 bis, and 2) the requirement of basic capital to which Article 66 quarter refers to up to 0.5% of total assets, increasing said limit as provided in the fifth transitory measure of the Law 21,130.

vi.    Credit limit of 30% of the effective equity to the group of people or entities that belong to the same business group.

In relation to the new subsection added to numeral 1 of article 84 LGB that provides that with respect to the total of credits that a bank grants to the group of people or entities that belong to the same business group, these may not exceed 30% of effective equity of the creditor bank, it is provided that if any entity is over the credit limit of 30% it will have until January 12, 2020 to comply with this limit.

b)    On January 18, 2019, the subsidiary Banchile Corredores de Bolsa S.A. informed that in the Ordinary Session held that day, the Board was given notice of and accepted the resignation presented by Mr. Roberto Serwaczak Slowinski to his position as Director of the company.

c)    On January 24, 2019 in the Ordinary Session No. BCH 2,895, the Board of Directors of Banco de Chile agreed to convene an Ordinary Meeting of Shareholders for March 28, 2019, with the purpose of proposing, among other matters, the distribution of the dividend No. 207 of $ 3,52723589646 for each share, corresponding to 70% of the distributable liquid profit, retaining the remaining 30%.

d)On January 28, 2019, Banco de Chile and its subsidiary Banchile Corredores de Seguros Ltda. informed that they have entered into a strategic alliance with the insurance companies Chubb Seguros Chile S.A. and Chubb Seguros de Vida Chile S.A. The framework of the strategic alliance establishes the general terms and conditions pursuant to which the Bank will grant, for a period of 15 years, exclusive access to the Companies to provide insurances to clients via face-to-face and digital channels of the Bank, through Banchile.

The amounts involved include a payment to the Bank of UF 5,367,057 on the date of the signing of the contracts listed below, in accordance with the terms and conditions thereof, and annual payments subject to compliance with insurance sales objectives during the agreement lifetime.

The agreement considers the entry into the following contracts, subject to the condition indicated below:

i) Exclusive access contract to distribution channels between the Bank and the companies

By virtue of which the Bank will grant to the Chubb companies exclusive access to the channels of distribution for the offer and marketing of their insurance through Banchile. Said exclusive access shall be subject to the limits, requirements and exceptions established by the applicable regulations and the contract.

ii) Contracts for supply, intermediation and distribution of insurance between Banchile and the Companies

Each of the Chubb companies will enter into a contract with Banchile for the supply, intermediation and distribution of insurance, for which Banchile will be obliged to intermediate and offer, in exclusive terms, certain lines of insurance products of the Companies.

This exclusivity will be subject to the limits and requirements established by the applicable regulations and the contract.

iii) Trademark use agreement between the Bank and the Companies

The Chubb Companies will enter into a trademark agreement with the Bank under which the Companies will obtain the right to use the "Banchile" brand for their insurance.

iv) Collection contracts between the Bank and the Companies

Each of the Companies will enter into a collection agreement with the Bank under which it will designate the Bank as a collector of the premiums that are paid by the clients that have taken out insurance with the Companies.

The subscription of the contracts referred to in letters i) to iv) is subject to the condition that the National Economic Prosecutor's Office approve the execution of all of them, for which purpose the parties will proceed to notify the operation in accordance with Chapter IV of the Decree Law No. 211.

e)On March 14, 2019 in the Ordinary session No. 2,897, the Board of Directors of Banco de Chile agreed to establish a provision for minimum dividends of 60% of the net distributable profit that will be generated during the course of the year.

For these purposes, the net distributable profit is defined as net income for the corresponding period minus the value effect of the monetary unit of paid capital and reserves, as a result of any change in the Consumer Price Index (CPI) between to the month prior to the current month and the month of November of the previous year.

f)On March 28, 2019 at the Ordinary Shareholder’s Meeting, our shareholders approved the distribution of the dividend No. 207 of $3,52723589646 per share, to be charged to the net distributable income obtained during the fiscal year 2018.

Additionally, the shareholders approved the definite appointment of Mr. Julio Santiago Figueroa as Director of Banco de Chile, a position which he will hold until the next renewal of the Board of Directors.

In Management’s opinion, there are no other significant subsequent events that affect or could affect the consolidated financial statements of the Bank and its subsidiaries between December 31, 2018 and the date of issuance of these consolidated financial statements.